Condensed Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Other Equity	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2024	SFr 1,843,545	SFr 266,382,670	SFr 64,620,223	SFr (869,708)	SFr (658,885)	SFr 31,721,881	SFr (353,362,455)	SFr 9,677,271
Net loss for the period							(1,472,863)	(1,472,863)
Other comprehensive (loss) / Income for the period					130	65,892		66,022
Total comprehensive loss for the period					130	65,892	(1,472,863)	(1,406,841)
Value of share-based services						24,917		24,917
Movement in treasury shares:
Net sale (purchase) under liquidity agreement		(75)		406				331
Ending balance at Mar. 31, 2025	1,843,545	266,382,595	64,620,223	(869,302)	(658,755)	31,812,690	(354,835,318)	8,295,678
Beginning balance at Dec. 31, 2024	1,843,545	266,382,670	64,620,223	(869,708)	(658,885)	31,721,881	(353,362,455)	9,677,271
Net loss for the period							(3,314,028)	(3,314,028)
Other comprehensive (loss) / Income for the period					(1,088)	54,307		53,219
Total comprehensive loss for the period					(1,088)	54,307	(3,314,028)	(3,260,809)
Value of share-based services						44,098		44,098
Movement in treasury shares:
Sale of treasury ADSs and shares		648,558		128,988				777,546
Value of Warrants granted		(65,609)				65,609
Costs related to the sale of treasury ADSs and shares		(25,897)						(25,897)
Net sale (purchase) under liquidity agreement		(1,714)		2,231				517
Ending balance at Jun. 30, 2025	1,843,545	266,938,008	64,620,223	(738,489)	(659,973)	31,885,895	(356,676,483)	7,212,726
Beginning balance at Mar. 31, 2025	1,843,545	266,382,595	64,620,223	(869,302)	(658,755)	31,812,690	(354,835,318)	8,295,678
Net loss for the period							(1,841,165)	(1,841,165)
Other comprehensive (loss) / Income for the period					(1,218)	(11,585)		(12,803)
Total comprehensive loss for the period					(1,218)	(11,585)	(1,841,165)	(1,853,968)
Value of share-based services						19,181		19,181
Movement in treasury shares:
Sale of treasury ADSs and shares		648,558		128,988				777,546
Value of Warrants granted		(65,609)				65,609
Costs related to the sale of treasury ADSs and shares		(25,897)						(25,897)
Net sale (purchase) under liquidity agreement		(1,639)		1,825				186
Ending balance at Jun. 30, 2025	1,843,545	266,938,008	64,620,223	(738,489)	(659,973)	31,885,895	(356,676,483)	7,212,726
Beginning balance at Dec. 31, 2025	2,186,545	267,308,174	64,620,223	(1,014,980)	(659,399)	32,416,830	(360,090,701)	4,766,692
Net loss for the period							(1,711,739)	(1,711,739)
Other comprehensive (loss) / Income for the period					46	141,142		141,188
Total comprehensive loss for the period					46	141,142	(1,711,739)	(1,570,551)
Value of share-based services						22,907		22,907
Movement in treasury shares:
Sale of treasury ADSs and shares		59,058		14,452				73,510
Costs related to the sale of treasury ADSs and shares		(3,181)						(3,181)
Net sale (purchase) under liquidity agreement		(925)		(1,790)				(2,715)
Ending balance at Mar. 31, 2026	2,186,545	267,363,126	64,620,223	(1,002,318)	(659,353)	32,580,879	(361,802,440)	3,286,662
Beginning balance at Dec. 31, 2025	2,186,545	267,308,174	64,620,223	(1,014,980)	(659,399)	32,416,830	(360,090,701)	4,766,692
Net loss for the period							(3,456,418)	(3,456,418)
Other comprehensive (loss) / Income for the period					358	178,060		178,418
Total comprehensive loss for the period					358	178,060	(3,456,418)	(3,278,000)
Value of share-based services						14,032		14,032
Movement in treasury shares:
Sale of treasury ADSs and shares		331,698		95,122				426,820
Costs related to the sale of treasury ADSs and shares		(19,729)						(19,729)
Net sale (purchase) under liquidity agreement		653		(1,910)				(1,257)
Ending balance at Jun. 30, 2026	2,186,545	267,620,796	64,620,223	(921,768)	(659,041)	32,608,922	(363,547,119)	1,908,558
Beginning balance at Mar. 31, 2026	2,186,545	267,363,126	64,620,223	(1,002,318)	(659,353)	32,580,879	(361,802,440)	3,286,662
Net loss for the period							(1,744,679)	(1,744,679)
Other comprehensive (loss) / Income for the period					312	36,918		37,230
Total comprehensive loss for the period					312	36,918	(1,744,679)	(1,707,449)
Value of share-based services						(8,875)		(8,875)
Movement in treasury shares:
Sale of treasury ADSs and shares		272,640		80,670				353,310
Costs related to the sale of treasury ADSs and shares		(16,548)						(16,548)
Net sale (purchase) under liquidity agreement		1,578		(120)				1,458
Ending balance at Jun. 30, 2026	SFr 2,186,545	SFr 267,620,796	SFr 64,620,223	SFr (921,768)	SFr (659,041)	SFr 32,608,922	SFr (363,547,119)	SFr 1,908,558